Document and Entity Information	Jun. 07, 2023
Cover [Abstract]
Document Type	424B3
Entity Registrant Name	PGIM Private Credit Fund
Entity Central Index Key	0001923622
Amendment Flag	true
Amendment Description	Amendment No. 4